Note C - Securities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Available-for-sale Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains		Gross Unrealized Losses	Estimated Fair Value
Securities Available for Sale
December 31, 2018
U.S. Government sponsored entity securities	$16,837		$8	$(215)	$16,630
Agency mortgage-backed securities, residential	88,030		92	(2,588)	85,534
Total securities	$104,867		$100	$(2,803)	$102,164

December 31, 201 7
U.S. Government sponsored entity securities	$13,622	$	----	$(149)	$13,473
Agency mortgage-backed securities, residential	88,833		300	(1,481)	87,652
Total securities	$102,455		$300	$(1,630)	$101,125

Debt Securities, Held-to-maturity [Table Text Block]
	Amortized Cost	Gross Unrecognized Gains	Gross Unrecognized Losses	Estimated Fair Value
Securities Held to Maturity
December 31, 2018
Obligations of states and political subdivisions	$15,813	$502	$(84)	$16,231
Agency mortgage-backed securities, residential	3	----	----	3
Total securities	$15,816	$502	$(84)	$16,234

December 31, 201 7
Obligations of states and political subdivisions	$17,577	$533	$(35)	$18,075
Agency mortgage-backed securities, residential	4	----	----	4
Total securities	$17,581	$533	$(35)	$18,079

Investments Classified by Contractual Maturity Date [Table Text Block]
	Available for Sale				Held to Maturity
Debt Securities:	Amortized Cost		Estimated Fair Value		Amortized Cost	Estimated Fair Value
Due in one year or less	$	----	$	----	$926	$931
Due in one to five years		16,837		16,630	6,884	7,052
Due in five to ten years		----		----	8,003	8,248
Due after ten years		----		----	----	----
Agency mortgage-backed securities, residential		88,030		85,534	3	3
Total debt securities		$104,867		$102,164	$15,816	$16,234

Schedule of Unrealized Loss on Investments [Table Text Block]
December 31, 201 8	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$1,981	$(1)	$8,679	$(214)	$10,660	$(215)
Agency mortgage-backed securities, residential	8,564	(43)	62,619	(2,545)	71,183	(2,588)
Total available for sale	$10,545	$(44)	$71,298	$(2,759)	$81,843	$(2,803)
December 31, 201 7	Less than 12 Months		12 Months or More		Total
Securities Available for Sale	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. Government sponsored entity securities	$6,910	$(97)	$6,563	$(52)	$13,473	$(149)
Agency mortgage-backed securities, residential	37,421	(434)	31,763	(1,047)	69,184	(1,481)
Total available for sale	$44,331	$(531)	$38,326	$(1,099)	$82,657	$(1,630)

Held-to-maturity Securities [Member]
Notes Tables
Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$484	$(3)	$1,312	$(81)	$1,796	$(84)
Total held to maturity	$484	$(3)	$1,312	$(81)	$1,796	$(84)
	Less than 12 Months		12 Months or More		Total
Securities Held to Maturity	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss	Fair Value	Unrecognized Loss
Obligations of states and political subdivisions	$362	$(2)	$1,502	$(33)	$1,864	$(35)
Total held to maturity	$362	$(2)	$1,502	$(33)	$1,864	$(35)